Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Non-current portion
Senior Notes, unsecured	$ 7,000	$ 7,000	$ 5,535
Line of credit, balance outstanding	504	0
Lease liabilities	125	124	128	$ 127
Non-current portion of other non-current borrowings	1	0
Non-current portion of non-current borrowings, including deferred financing costs	7,630	7,124	5,663
Less: deferred financing costs	(77)	(80)	(74)
Non-current portion of non-current borrowings	7,553	7,044	5,589
Current portion
Lease liabilities	19	21	19	$ 14
Other current borrowings and current portion of other non-current borrowings	1	0
Current portion of non-current borrowings	20	21	19
Total borrowings	$ 7,573	$ 7,065	$ 5,608